Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Taxes on Income [Abstract]
Deferred taxes assets	$ 38,865	$ 14,214
Deferred tax liabilities	53,854	34,819
Total	$ (14,989)	$ (20,605)